Accumulated Other Comprehensive Income - Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	$ 770,675	$ 879,857	$ 803,962
Other comprehensive income (loss) before reclassifications	16,803	(97,437)	112,714
Amounts reclassified from accumulated other comprehensive income	(96,617)	(2,846)	(8,997)
Total other comprehensive (loss) income	(79,814)	(100,283)	103,717
Balance at the end of the period	164,640	770,675	879,857
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	174,229	273,522	171,346
Other comprehensive income (loss) before reclassifications	17,095	(95,911)	111,189
Amounts reclassified from accumulated other comprehensive income	(96,177)	(3,382)	(9,013)
Total other comprehensive (loss) income	(79,082)	(99,293)	102,176
Balance at the end of the period	95,147	174,229	273,522
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	9,306	10,296	8,755
Other comprehensive income (loss) before reclassifications	(292)	(1,526)	1,525
Amounts reclassified from accumulated other comprehensive income	(440)	536	16
Total other comprehensive (loss) income	(732)	(990)	1,541
Balance at the end of the period	8,574	9,306	10,296
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	183,535	283,818	180,101
Balance at the end of the period	$ 103,721	$ 183,535	$ 283,818